Segment Reporting	12 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
Segment Reporting

15. Segment Reporting

During the year ended September 30, 2024, the Company operated in three primary reportable segments, which were the foreign language education (QHI), foreign language education (RIL) and the professional training programs. Other business activities that are currently not classified as a reportable segment is combined in the category of “Other”, which includes the results of HHI, Skyward, Gilmore and SouthGilmore.

	Foreign language education - QHI -	Foreign language education - RIL -	Professional education and training programs	Other	Total
	US$	US$	US$	US$	US$

Revenue	3,927,988	607,697	3,617,861	-	8,153,546
Costs of services	997,763	57,814	1,784,535	-	2,840,112
Selling expenses and general administrative	5,916,980	773,803	2,889,853	754,845	10,335,481
Segment loss	2,986,755	223,920	1,056,527	754,845	5,022,047
Depreciation expense					425,783
Stock-based compensation expense					1,977,187
Other income					(495,276)
Interest income					(22,731)
Foreign exchange gain					-
Loss before income taxes					6,907,010
Income taxes (recovery)					(335,826)
Net loss					6,571,184

Segmented assets	7,239,296	1,516,949	10,684,732	3,850,350	23,291,327
Goodwill allocation	-	840,855	1,811,917	-	2,652,772

During the year ended September 30, 2023, the Company operated in two primary reportable segments, which were the foreign language education (QHI) and the professional training programs. Other business activities that are currently not classified as a reportable segment is combined in the category of “Other”, which includes the results of HHI, RIL and Skyward.

	Foreign language education - QHI -	Professional education and training programs	Other	Total
	US$	US$	US$	US$

Revenue	3,946,380	1,766,100	-	5,712,480
Costs of services	837,055	665,200	-	1,502,255
Selling expenses and general administrative	5,242,103	2,053,130	1,465,798	8,761,031
Segment loss	2,132,778	952,230	1,465,798	4,550,806
Depreciation expense				407,013
Stock-based compensation expense				2,061,810
Other income				(186,137)
Interest income				(53,089)
Foreign exchange gain				(5)
Loss before income taxes				6,780,398
Income taxes				289,464
Net loss				7,069,862

Segmented assets	8,414,389	8,540,087	2,254,660	19,209,136
Goodwill allocation	-	1,811,917	840,849	2,652,766

During the years ended September 30, 2022, the Company operated in a single reportable segment, which was the business of foreign language education (QHI). The Company’s revenue was derived from its US subsidiary, QHI, during the year ended September 30, 2022.

As at September 30, 2024, long-term assets located in the U.S. and Canada were $17,586,497 or 93%, and $1,413,355 or 7% of the Company’s total long-term assets.

As at September 30, 2023, long-term assets located in the U.S. and Canada were $8,852,343 or 84%, and $1,645,447 or 16% of the Company’s total long-term assets.